Document and Entity Information	12 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2013
Registrant Name	MONEY MARKET OBLIGATIONS TRUST
Central Index Key	0000856517
Amendment Flag	false
Document Creation Date	Sep. 26, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	Sep. 30, 2013